ADARA SMALLER COMPANIES FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS
MAY 31, 2021 (UNAUDITED)

	NUMBER
	OF SHARES	VALUE
COMMON STOCKS - 96.5%
Advertising — 0.0%
National CineMedia, Inc.	7,980	$38,623
Aerospace/Defense — 0.8%
AAR Corp.*	11,755	490,771
Aerovironment, Inc.*	1,433	157,100
Barnes Group, Inc.	208	11,111
Embraer SA, SP ADR*	154,833	2,073,214
Hexcel Corp.*	9,907	589,070
Mercury Systems, Inc.*	2,290	149,881
Moog, Inc., Class A	1,762	158,932
National Presto Industries, Inc.	728	73,834
Park Aerospace Corp.	36,959	569,908
		4,273,821
Agriculture — 0.6%
Alico, Inc.	18,550	593,600
Darling Ingredients, Inc.*	8,943	612,238
Fresh Del Monte Produce, Inc.	3,240	108,443
Turning Point Brands, Inc.	30,635	1,310,259
Universal Corp.	3,775	211,551
Vector Group Ltd.	9,371	128,851
Vital Farms, Inc.*	18,198	387,435
		3,352,377
Airlines — 0.9%
Allegiant Travel Co.*	418	92,570
Mesa Air Group, Inc.*	38,252	371,810
SkyWest, Inc.*	12,143	595,371
Spirit Airlines, Inc.*	64,106	2,289,225
Sun Country Airlines Holdings, Inc.*	32,055	1,192,446
		4,541,422
Apparel — 0.3%
Capri Holdings Ltd.*	5,836	330,960
Crocs, Inc.*	8,292	839,482
Fossil Group, Inc.*	8,143	114,979
Kontoor Brands, Inc.	4,168	266,835
Skechers U.S.A., Inc., Class A*	3,666	174,135
Unifi, Inc.*	700	19,271
		1,745,662
Auto Manufacturers — 0.0%
Wabash National Corp.	9,020	143,869
Auto Parts & Equipment — 1.8%
Cooper Tire & Rubber Co.	1,929	114,544
Dorman Products, Inc.*	1,452	148,656
Fox Factory Holding Corp.*	16,048	2,495,143
Gentherm, Inc.*	3,355	243,338
Meritor, Inc.*	20,260	526,760
Methode Electronics, Inc.	2,370	114,661
Modine Manufacturing Co.*	57,238	1,006,816
Motorcar Parts of America, Inc.*	2,100	49,077
Shyft Group Inc., (The)	45,971	1,791,950
Standard Motor Products, Inc.	2,177	98,008
Unique Fabricating, Inc.*	213,010	730,624
XPEL, Inc.*	29,857	2,448,274
		9,767,851
Banks — 9.9%
Allegiance Bancshares, Inc.	1,446	58,650
Ameris Bancorp	2,245	123,340
Atlantic Capital Bancshares, Inc.*	58,472	1,644,233
Bank of Commerce Holdings	152,750	2,253,062
Banner Corp.	1,733	101,432
Baycom Corp.*	38,038	704,464
Boston Private Financial Holdings, Inc.	35,397	542,636
Cadence BanCorp	43,952	983,646
Capital Bancorp, Inc.*	90,200	1,983,498
Central Pacific Financial Corp.	3,784	104,855
City Holding Co.	4,208	337,566
Civista Bancshares, Inc.	56,490	1,341,073
Community Bank System, Inc.	1,997	161,997
Community Trust Bancorp, Inc.	1,481	65,431
Customers Bancorp, Inc.*	13,377	506,319
CVB Financial Corp.	8,715	193,299
Dime Community Bancshares, Inc.	2,193	76,119
Eagle Bancorp, Inc.	2,728	155,878
Esquire Financial Holdings, Inc.*	106,315	2,618,538
Farmers National Bancorp	96,880	1,685,712
First BanCorp	46,257	591,627
First Bancshares, Inc., (The)	30,900	1,206,645
First Business Financial Services, Inc.	77,459	2,123,151
First Commonwealth Financial Corp.	18,699	283,290
First Financial Bancorp	24,487	623,684
First Financial Bankshares, Inc.	13,162	662,707
First Hawaiian, Inc.	13,502	380,216
First Midwest Bancorp, Inc.	9,219	192,954
First Northwest Bancorp	85,100	1,515,631
Five Star Bancorp*	16,510	434,873
Flagstar Bancorp, Inc.	2,203	100,897
Glacier Bancorp, Inc.	13,712	798,724
Great Western Bancorp, Inc.	3,502	117,177
Heritage Financial Corp.	5,563	161,383
HomeStreet, Inc.	2,526	113,721
Hope Bancorp, Inc.	28,103	429,976
Horizon Bancorp	42,617	788,414
Independent Bank Corp.	1,226	100,054
Independent Bank Group, Inc.	581	45,754
LCNB Corp.	88,825	1,566,873
Live Oak Bancshares, Inc.	31,459	1,905,786
Meta Financial Group, Inc.	31,733	1,682,166
Metropolitan Bank Holding Corp.*	43,186	2,755,699
NBT Bancorp, Inc.	1,326	51,701
Northeast Bank	91,070	2,673,815
OFG Bancorp	8,517	205,260
Orrstown Financial Services, Inc.	48,860	1,233,226
Parke Bancorp, Inc.	98,541	2,118,631
Preferred Bank	2,012	137,399
Premier Financial Bancorp, Inc.	96,297	1,795,939
S&T Bancorp, Inc.	9,347	317,144
Seacoast Banking Corp. of Florida	19,424	720,048
Silvergate Capital Corp., Class A*	16,700	1,860,380
Simmons First National Corp., Class A	4,546	138,653
Southside Bancshares, Inc.	4,513	193,337
Tompkins Financial Corp.	1,660	134,709
Triumph Bancorp, Inc.*	24,250	2,030,937
TrustCo Bank Corp. NY	1,865	72,970
UMB Financial Corp.	3,164	305,990
United Community Banks, Inc.	12,730	440,203
Unity Bancorp, Inc.	36,330	880,639
Veritex Holdings, Inc.	11,815	415,061
Walker & Dunlop, Inc.	1,239	125,808
West Bancorporation, Inc.	78,010	2,178,039
Westamerica Bancorp	2,361	148,106
		52,401,145
Beverages — 0.9%
Celsius Holdings, Inc.*	54,017	3,540,274
Coca-Cola Consolidated, Inc.	279	112,973
Duckhorn Portfolio Inc., (The)*	48,512	881,948
MGP Ingredients, Inc.	931	64,881
		4,600,076
Biotechnology — 3.7%
Agrify Corp.*	56,023	524,936
Allogene Therapeutics, Inc.*	9,531	244,947
ANI Pharmaceuticals, Inc.*	1,201	41,254
Apellis Pharmaceuticals, Inc.*	18,260	1,027,673
Applied Therapeutics, Inc.*	34,079	655,339
Ardelyx, Inc.*	142,101	1,016,022
Avid Bioservices, Inc.*	87,001	1,851,381
Biohaven Pharmaceutical Holding Co., Ltd.*	7,881	685,647
Biomea Fusion, Inc.*	30,886	534,637
Celldex Therapeutics, Inc.*	22,083	617,220
ChromaDex Corp.*	12,514	103,866
Cogent Biosciences, Inc.*	31,805	275,431
Crinetics Pharmaceuticals, Inc.*	88,200	1,547,910
Emergent BioSolutions, Inc.*	3,096	187,772
Essa Pharma, Inc.*	24,520	775,322
Evelo Biosciences, Inc.*	3,356	45,038
EyePoint Pharmaceuticals, Inc.*	53,379	524,716
Gamida Cell Ltd.*	67,430	437,621
Ligand Pharmaceuticals, Inc.*	978	115,111
Mirati Therapeutics, Inc.*	2,116	334,645
Myriad Genetics, Inc.*	3,311	94,860
Nektar Therapeutics*	5,506	99,493
NeoGenomics, Inc.*	25,643	1,052,132
NGM Biopharmaceuticals, Inc.*	2,870	43,222
Relay Therapeutics, Inc.*	56,047	1,800,230
Seer, Inc.*	10,697	316,417
SpringWorks Therapeutics, Inc.*	39,588	3,228,006
TG Therapeutics, Inc.*	12,165	424,194
VectivBio Holding AG*	32,201	479,795
Xenon Pharmaceuticals, Inc.*	37,732	696,910
		19,781,747
Building Materials — 1.1%
AAON, Inc.	2,783	184,374
American Woodmark Corp.*	2,580	224,254
Apogee Enterprises, Inc.	7,722	293,513
Armstrong World Industries, Inc.	16,311	1,734,675
AZEK Co., Inc., (The)*	13,509	588,047
Boise Cascade Co.	3,571	235,650
Gibraltar Industries, Inc.*	4,141	329,002
Patrick Industries, Inc.	12,063	1,033,799
PGT Innovations, Inc.*	6,101	147,400
Simpson Manufacturing Co., Inc.	2,069	232,390
SPX Corp.*	4,521	283,150
UFP Industries, Inc.	8,103	644,351
		5,930,605
Chemicals — 0.8%
AdvanSix, Inc.*	3,917	124,012
American Vanguard Corp.	1,365	25,102
Axalta Coating Systems Ltd.*	24,720	801,917
Balchem Corp.	1,142	149,602
Chemours Co., (The)	9,276	333,287
Codexis, Inc.*	34,842	714,261
Ferro Corp.*	4,574	98,798
GCP Applied Technologies, Inc.*	3,880	94,594
Innospec, Inc.	1,121	113,344
Koppers Holdings, Inc.*	7,974	276,459
Kraton Corp.*	5,466	185,571
Orion Engineered Carbons SA*	38,774	784,786
Rogers Corp.*	1,868	349,970
Stepan Co.	2,701	363,717
		4,415,420
Coal — 0.0%
Warrior Met Coal, Inc.	9,551	174,783
Commercial Services — 4.2%
Acacia Research Corp.*	317,600	1,699,160
American Public Education, Inc.*	1,140	31,920
AMN Healthcare Services, Inc.*	3,294	292,178
ARC Document Solutions, Inc.	593,120	1,275,208
ASGN, Inc.*	2,386	245,973
Barrett Business Services, Inc.	47,128	3,509,622
BGSF, Inc.	149,330	1,772,547
Brink's Co., (The)	4,054	305,712
CAI International, Inc.	57,470	2,466,612
Cardtronics, PLC, Class A*	2,534	98,649
Cass Information Systems, Inc.	1,240	56,581
CoreCivic, Inc.*	124,117	971,836
CRA International, Inc.	36,450	2,983,797
Cross Country Healthcare, Inc.*	21,058	329,558
Deluxe Corp.	1,530	69,707
Ennis, Inc.	9,230	193,461
Forrester Research, Inc.*	938	40,250
Green Dot Corp., Class A*	4,948	200,839
HealthEquity, Inc.*	8,610	715,663
Heidrick & Struggles International, Inc.	2,031	87,414
Insperity, Inc.	2,292	211,299
MarketAxess Holdings, Inc.	1,203	561,248
Medifast, Inc.	1,970	654,533
Monro Muffler Brake, Inc.	1,999	124,618
Progyny, Inc.*	7,798	499,384
Rent-A-Center, Inc.	3,409	210,710
Resources Connection, Inc.	5,457	79,563
SP Plus Corp.*	20,477	669,393
Strategic Education, Inc.	2,810	199,060
TechTarget, Inc.*	6,929	487,178
TrueBlue, Inc.*	3,707	100,571
Viad Corp.*	24,001	1,059,404
		22,203,648
Computers — 3.0%
3D Systems Corp.*	9,382	275,925
CACI International, Inc., Class A*	1,145	291,929
Computer Services, Inc.	16,980	1,018,800
Diebold Nixdorf, Inc.*	12,251	165,879
DXC Technology Co.*	40,946	1,552,672
Endava PLC, SP ADR*	23,647	2,425,709
Evercel Inc. CVR*	350,100	0
ExlService Holdings, Inc.*	1,497	152,664
Insight Enterprises, Inc.*	2,176	227,348
MAXIMUS, Inc.	8,466	784,544
NCR Corp.*	51,206	2,468,129
OneSpan, Inc.*	1,543	40,349
Quantum Corp.*	269,760	2,025,898
Rimini Street, Inc.*	277,870	1,808,934
Science Applications International Corp.	1,681	151,055
Telos Corp.*	20,754	682,392
Tenable Holdings, Inc.*	13,508	564,634
TTEC Holdings, Inc.	3,501	379,543
Unisys Corp.*	1,755	45,121
WNS Holdings, Ltd., ADR*	8,169	608,591
		15,670,116
Cosmetics/Personal Care — 0.6%
Beauty Health Co., (The)*	88,309	1,257,520
Edgewell Personal Care Co.	3,425	155,427
elf Beauty, Inc.*	26,900	753,200
Inter Parfums, Inc.	11,730	897,110
		3,063,257
Distribution/Wholesale — 1.1%
Core-Mark Holding Co., Inc.	2,213	101,488
G-III Apparel Group Ltd.*	19,012	628,157
Manitex International, Inc.*	315,430	2,280,559
Pool Corp.	2,106	919,374
Resideo Technologies, Inc.*	7,214	215,699
SiteOne Landscape Supply, Inc.*	2,399	412,724
Titan Machinery, Inc.*	17,461	535,703
Univar Solutions, Inc.*	22,085	598,283
WESCO International, Inc.*	371	39,537
		5,731,524
Diversified Financial Services — 1.2%
Cowen, Inc., Class A	37,724	1,483,685
Encore Capital Group, Inc.*	3,458	160,071
Enova International, Inc.*	3,612	136,786
Evercore Partners, Inc., Class A	3,883	566,374
Houlihan Lokey, Inc.	8,966	671,464
Interactive Brokers Group, Inc., Class A	3,063	206,017
Moelis & Co., Class A	10,447	560,899
Silvercrest Asset Management Group, Inc., Class A	112,586	1,792,369
Virtus Investment Partners, Inc.	807	226,953
WisdomTree Investments, Inc.	1,040	6,968
World Acceptance Corp.*	2,155	346,115
		6,157,701
Electric — 0.0%
ALLETE, Inc.	534	36,787
Unitil Corp.	2,638	144,695
		181,482
Electrical Components & Equipment — 0.2%
Encore Wire Corp.	1,278	105,051
Insteel Industries, Inc.	708	24,752
Littelfuse, Inc.	1,079	281,878
nLight, Inc.*	18,909	554,412
		966,093
Electronics — 2.1%
Atkore International Group, Inc.*	15,368	1,186,410
Brady Corp., Class A	2,928	167,569
Camtek Ltd. (Israel)*	34,568	1,260,695
Coherent, Inc.*	1,014	266,287
Comtech Telecommunications Corp.	105,617	2,671,054
FARO Technologies, Inc.*	2,255	170,591
II-VI, Inc.*	3,812	256,814
Itron, Inc.*	11,351	1,082,318
Ituran Location and Control Ltd.	27,351	662,168
Kimball Electronics, Inc.*	37,020	828,508
nVent Electric PLC	11,997	390,382
OSI Systems, Inc.*	1,136	109,465
Plexus Corp.*	2,641	260,957
Sanmina Corp.*	6,648	279,947
SYNNEX Corp.	830	105,078
TTM Technologies, Inc.*	8,548	129,502
Vicor Corp.*	11,742	1,057,719
		10,885,464
Energy-Alternate Sources — 0.5%
Green Plains, Inc.*	67,316	2,146,707
Renewable Energy Group, Inc.*	4,229	258,265
REX American Resources Corp.*	840	80,665
SolarEdge Technologies, Inc.*	1,052	271,427
		2,757,064
Engineering & Construction — 1.7%
Arcosa, Inc.	619	39,306
Bowman Consulting Group, Ltd.*	68,740	951,362
Comfort Systems USA, Inc.	23,927	1,983,548
EMCOR Group, Inc.	4,741	597,887
Exponent, Inc.	9,311	849,443
Mistras Group, Inc.*	49,900	519,459
MYR Group, Inc.*	5,139	447,299
NV5 Global, Inc.*	7,578	692,099
Sterling Construction Co., Inc.*	79,550	1,789,875
TopBuild Corp.*	2,707	536,121
WillScot Mobile Mini Holdings Corp., Class A*	28,018	812,522
		9,218,921
Entertainment — 1.6%
Bally's Corp.*	45,661	2,649,708
Everi Holdings, Inc.*	112,898	2,340,376
GAN Ltd.*	29,419	508,949
Monarch Casino & Resort, Inc.*	3,215	229,422
NEOGAMES SA*	34,891	2,236,513
Scientific Games Corp.*	6,167	447,354
		8,412,322
Environmental Control — 0.8%
Harsco Corp.*	52,837	1,184,606
Montrose Environmental Group, Inc.*	47,822	2,397,795
Tetra Tech, Inc.	3,198	382,065
US Ecology, Inc.*	11,765	466,247
		4,430,713
Food — 1.9%
B&G Foods, Inc.	10,026	306,796
BellRing Brands, Inc., Class A*	9,396	269,477
Hostess Brands, Inc.*	117,747	1,846,273
Ingles Markets, Inc., Class A	15,713	973,263
J&J Snack Foods Corp.	578	101,485
Laird Superfood, Inc.*	12,813	418,729
Landec Corp.*	137,365	1,644,259
Sanderson Farms, Inc.	1,371	223,130
SpartanNash Co.	7,719	161,867
SunOpta, Inc.*	151,962	1,899,525
Tootsie Roll Industries, Inc.	4,815	150,661
United Natural Foods, Inc.*	8,258	313,474
Weis Markets, Inc.	1,995	101,506
Whole Earth Brands, Inc.*	125,965	1,663,998
		10,074,443
Forest Products & Paper — 0.1%
Clearwater Paper Corp., Class A*	2,737	78,087
Glatfelter Corp.	1,806	26,656
Schweitzer-Mauduit International, Inc.	6,314	258,306
		363,049
Gas — 0.4%
Chesapeake Utilities Corp.	1,307	149,730
Northwest Natural Holding, Co.	13,528	715,360
Southwest Gas Holdings, Inc.	15,369	1,014,508
Spire, Inc.	535	38,338
		1,917,936
Hand/Machine Tools — 0.5%
Franklin Electric Co., Inc.	1,896	159,056
Hurco Cos., Inc.	50,160	1,725,002
MSA Safety, Inc.	3,455	580,647
		2,464,705
Healthcare-Products — 4.1%
ABIOMED, Inc.*	1,453	413,495
Acutus Medical, Inc.*	23,467	381,808
Adaptive Biotechnologies Corp.*	10,946	413,868
Alphatec Holdings, Inc.*	147,253	2,135,169
AxoGen, Inc.*	21,821	442,966
Axonics Modulation Technologies, Inc.*	26,669	1,538,535
BioLife Solutions, Inc.*	7,900	263,149
Cardiovascular Systems, Inc.*	2,559	100,287
Castle Biosciences, Inc.*	25,449	1,525,159
Cerus Corp.*	97,431	564,125
CryoLife, Inc.*	3,127	90,089
Glaukos Corp.*	1,316	96,831
Haemonetics Corp.*	3,260	184,060
ICU Medical, Inc.*	578	120,259
Inari Medical, Inc.*	3,227	280,588
Inogen, Inc.*	810	50,066
Inspire Medical Systems, Inc.*	8,257	1,604,335
Integra LifeSciences Holdings Corp.*	3,088	213,226
Luminex Corp.	5,346	197,214
Masimo Corp.*	2,530	545,468
Merit Medical Systems, Inc.*	3,088	186,330
Natera, Inc.*	24,691	2,324,411
Natus Medical, Inc.*	1,895	50,786
Neogen Corp.*	2,310	213,236
NuVasive, Inc.*	789	53,810
Omnicell, Inc.*	5,133	713,487
OraSure Technologies, Inc.*	5,505	52,903
Quanterix Corp.*	16,790	864,517
Repligen Corp.*	4,049	739,388
SeaSpine Holdings Corp.*	66,627	1,357,858
SI-BONE, Inc.*	39,237	1,183,780
Sientra, Inc.*	105,471	734,078
Surmodics, Inc.*	1,097	58,196
Tandem Diabetes Care, Inc.*	3,383	288,874
Treace Medical Concepts, Inc.*	18,217	591,142
Varex Imaging Corp.*	7,739	194,172
West Pharmaceutical Services, Inc.	2,836	985,538
		21,753,203
Healthcare-Services — 0.9%
Amedisys, Inc.*	2,182	563,763
Chemed Corp.	621	305,122
Community Health Systems, Inc.*	11,880	169,528
eHealth, Inc.*	1,438	93,829
Ensign Group, Inc., (The)	2,070	172,224
Fulgent Genetics, Inc.*	1,371	101,550
LHC Group, Inc.*	5,699	1,121,848
MEDNAX, Inc.*	33,172	1,060,841
ModivCare, Inc.*	2,212	325,673
National HealthCare Corp.	783	57,323
Pennant Group Inc., (The)*	2,221	76,114
Personalis, Inc.*	16,918	380,486
RadNet, Inc.*	2,821	74,672
Tivity Health, Inc.*	2,357	61,753
US Physical Therapy, Inc.	1,232	143,356
		4,708,082
Holding Companies-Diversified — 0.3%
CF Finance Acquisition Corp. II, Class A*	82,905	884,596
Foley Trasimene Acquisition Corp., Class A*	64,634	672,194
		1,556,790
Home Builders — 1.4%
Century Communities, Inc.	24,019	1,954,666
Installed Building Products, Inc.	8,095	960,067
LCI Industries	2,012	299,889
LGI Homes, Inc.*	4,316	780,376
M/I Homes, Inc.*	5,874	414,234
MDC Holdings, Inc.	4,389	254,343
Skyline Corp.*	52,334	2,650,717
Winnebago Industries, Inc.	5,231	386,885
		7,701,177
Home Furnishings — 1.5%
Ethan Allen Interiors, Inc.	5,139	148,363
Hamilton Beach Brands Holding Co., Class A	53,790	1,355,508
iRobot Corp.*	968	94,574
Lovesac Co., (The)*	39,151	3,250,316
Purple Innovation, Inc.*	18,336	522,943
Sleep Number Corp.*	2,991	333,467
Universal Electronics, Inc.*	30,690	1,536,341
VOXX International Corp.*	45,505	684,395
		7,925,907
Household Products/Wares — 0.1%
Central Garden & Pet Co.*	1,283	70,475
Quanex Building Products Corp.	1,957	52,115
WD-40 Co.	995	243,576
		366,166
Housewares — 0.5%
Lifetime Brands, Inc.	148,130	2,221,950
Tupperware Brands Corp.*	20,372	522,338
		2,744,288
Insurance — 2.5%
American Equity Investment Life Holding Co.	53,876	1,643,218
AMERISAFE, Inc.	1,743	114,219
Axis Capital Holdings Ltd.	27,937	1,498,541
BRP Group, Inc., Class A*	35,315	868,043
Employers Holdings, Inc.	3,682	155,380
Genworth Financial, Inc., Class A*	197,438	829,240
GoHealth, Inc., Class A*	77,165	877,366
Goosehead Insurance, Inc., Class A	5,604	503,631
HCI Group, Inc.	2,480	199,789
Heritage Insurance Holdings, Inc.	167,910	1,398,690
Horace Mann Educators Corp.	1,864	74,318
Midwest Holding, Inc.*	7,488	311,052
NMI Holdings, Inc., Class A*	9,565	231,377
RLI Corp.	1,478	155,899
Safety Insurance Group, Inc.	1,702	144,857
Selective Insurance Group, Inc.	3,866	290,994
Stewart Information Services Corp.	2,200	132,770
Trean Insurance Group, Inc.*	55,865	938,532
United Fire Group, Inc.	2,567	78,679
Universal Insurance Holdings, Inc.	6,184	87,194
White Mountains Insurance Group Ltd.	2,214	2,642,099
		13,175,888
Internet — 3.3%
Bandwidth, Inc., Class A*	5,118	605,408
CarParts.com, Inc.*	46,798	764,679
ChannelAdvisor Corp.*	106,440	2,525,821
DHI Group, Inc.*	587,020	1,878,464
ePlus, Inc.*	15,512	1,466,970
Eventbrite, Inc., Class A*	96,029	1,949,389
fuboTV, Inc.*	32,054	760,962
HyreCar, Inc.*	89,660	1,471,321
Liquidity Services, Inc.*	39,348	940,811
Magnite, Inc.*	19,380	575,586
Open Lending Corp., Class A*	42,394	1,635,561
Perion Network Ltd.*	52,572	869,541
Poshmark, Inc., Class A*	9,395	436,867
RumbleON, Inc., Class B*	18,174	734,411
Stamps.com, Inc.*	659	123,681
Upwork, Inc.*	10,649	501,248
		17,240,720
Investment Companies — 0.2%
Grid Dynamics Holdings, Inc.*	56,039	861,319
Rafael Holdings, Inc., Class B*	1,098	56,767
		918,086
Iron/Steel — 0.1%
Allegheny Technologies, Inc.*	7,199	176,304
Carpenter Technology Corp.	11,908	570,631
		746,935
Leisure Time — 1.3%
Callaway Golf Co.	4,678	172,712
Lindblad Expeditions Holdings, Inc.*	94,263	1,604,356
Malibu Boats, Inc., Class A*	21,568	1,691,363
Vista Outdoor, Inc.*	73,772	3,215,721
		6,684,152
Lodging — 0.5%
Boyd Gaming Corp.*	4,776	307,527
Extended Stay America, Inc.	43,492	857,227
Full House Resorts, Inc.*	112,012	1,261,255
		2,426,009
Machinery-Construction & Mining — 0.7%
Argan, Inc.	26,500	1,301,150
Terex Corp.	43,490	2,277,571
		3,578,721
Machinery-Diversified — 2.6%
Albany International Corp., Class A	1,126	100,608
Applied Industrial Technologies, Inc.	1,045	102,368
Chart Industries, Inc.*	18,015	2,629,109
CIRCOR International, Inc.*	6,879	258,857
Colfax Corp.*	14,671	648,458
Curtiss-Wright Corp.	2,004	251,141

GrafTech International Ltd.	110,417	1,466,338
Hydrofarm Holdings Group, Inc.*	27,704	1,725,682
Kornit Digital Ltd.*	6,175	643,435
NN, Inc.*	175,910	1,321,084
Ranpak Holdings Corp.*	31,412	693,577
SPX FLOW, Inc.	1,840	126,279
Tennant Co.	2,414	199,735
Toro Co., (The)	5,348	594,109
Twin Disc, Inc.*	218,830	3,015,478
		13,776,258
Media — 0.1%
EW Scripps Co., (The), Class A	6,465	137,123
Gannett Co., Inc.*	7,889	40,471
Scholastic Corp.	3,196	107,641
		285,235
Metal Fabricate/Hardware — 0.6%
AZZ, Inc.	1,964	105,054
Mueller Industries, Inc.	5,975	277,419
Northwest Pipe Co.*	86,650	2,743,339
Proto Labs, Inc.*	1,026	91,714
Standex International Corp.	1,485	147,966
Tredegar Corp.	1,259	19,187
		3,384,679
Mining — 0.4%
Arconic Corp.*	1,693	61,236
Astec Industries, Inc.	3,361	230,329
Century Aluminum Co.*	18,637	253,650
Gatos Silver, Inc.*	27,226	463,931
Kaiser Aluminum Corp.	8,624	1,115,859
		2,125,005
Miscellaneous Manufacturing — 0.9%
Axon Enterprise, Inc.*	5,340	750,751
EnPro Industries, Inc.	4,961	456,362
ESCO Technologies, Inc.	1,920	181,709
Fabrinet*	10,788	967,576
John Bean Technologies Corp.	2,493	359,067
Materion Corp.	2,877	226,851
Myers Industries, Inc.	2,441	53,775
Raven Industries, Inc.	18,466	814,905
Sturm Ruger & Co., Inc.	2,066	163,090
Trinseo SA	12,949	840,908
		4,814,994
Office Furnishings — 0.0%
Interface, Inc.	5,954	97,288
Office/Business Equipment — 0.0%
Pitney Bowes, Inc.	19,620	164,416
Oil & Gas — 1.8%
Bonanza Creek Energy, Inc.	45,873	1,970,704
Evolution Petroleum Corp.	72,213	266,466
Helmerich & Payne, Inc.	4,567	129,018
HollyFrontier Corp.	25,075	814,185
	91,285	2,796,973
Patterson-UTI Energy, Inc.	112,890	944,889
PBF Energy, Inc., Class A*	14,079	227,235
PDC Energy, Inc.	21,646	913,894
Range Resources Corp.*	29,237	396,454
Southwestern Energy Co.*	112,602	582,152
Talos Energy, Inc.*	23,929	339,313
		9,381,283
Oil & Gas Services — 1.3%
Bristow Group, Inc.*	2,104	57,397
Core Laboratories NV	9,482	396,348
DMC Global, Inc.*	54,478	2,885,700
Helix Energy Solutions Group, Inc.*	41,891	219,090
Natural Gas Services Group, Inc.*	181,610	1,876,031
NOW, Inc.*	7,442	77,918
Oceaneering International, Inc.*	48,849	697,075
Profire Energy, Inc.*	559,280	615,208
US Silica Holdings, Inc.*	29,342	301,049
		7,125,816
Packaging & Containers — 0.3%
Karat Packaging, Inc.*	46,915	891,385
Matthews International Corp., Class A	5,499	214,846
TriMas Corp.*	17,371	563,168
		1,669,399
Pharmaceuticals — 2.5%
Aerie Pharmaceuticals, Inc.*	5,418	88,259
Alector, Inc.*	24,320	432,896
Amphastar Pharmaceuticals, Inc.*	6,938	131,267
Anika Therapeutics, Inc.*	2,831	132,066
Athenex, Inc.*	19,368	90,836
Centessa Pharmaceuticals PLC, SP ADR*	25,874	562,760
Collegium Pharmaceutical, Inc.*	4,897	116,989
Corcept Therapeutics, Inc.*	4,582	98,971
Covetrus, Inc.*	5,305	147,161
Cytokinetics, Inc.*	96,901	2,115,349
Day One Biopharmaceuticals, Inc.*	30,580	724,440
Enanta Pharmaceuticals, Inc.*	4,093	199,165
Endo International PLC*	26,244	154,052
Fulcrum Therapeutics, Inc.*	44,064	393,492
Intellia Therapeutics, Inc.*	19,643	1,472,046
MERUS NV*	38,584	816,052
Mirum Pharmaceuticals, Inc.*	25,370	419,620
Morphic Holding, Inc.*	7,717	380,911
Myovant Sciences Ltd.*	16,708	391,468
Owens & Minor, Inc.	7,220	322,806
Pacira BioSciences, Inc.*	1,494	90,641
Phibro Animal Health Corp., Class A	5,524	155,722
Premier, Inc., Class A	58,941	1,945,053
Prestige Brands Holdings, Inc.*	3,474	173,248
ProQR Therapeutics NV*	126,755	790,951
Revance Therapeutics, Inc.*	23,845	706,051
USANA Health Sciences, Inc.*	1,374	145,287
		13,197,559
Real Estate — 0.2%
Newmark Group, Inc., Class A	29,808	384,523
Realogy Holdings Corp.*	7,502	132,861
Redfin Corp.*	9,238	545,319
		1,062,703
REITS — 2.8%
Agree Realty Corp.	1,641	115,329
Alexander & Baldwin, Inc.	4,543	87,271
Alpine Income Property Trust, Inc.	109,534	1,996,805
Apollo Commercial Real Estate Finance, Inc.	44,054	689,445
ARMOUR Residential REIT, Inc.	7,185	86,148
CareTrust REIT, Inc.	3,664	85,298
CatchMark Timber Trust, Inc., Class A	4,462	53,321
Centerspace	1,467	104,436
Chatham Lodging Trust*	17,141	225,747
Community Healthcare Trust, Inc.	2,769	130,918
CoreSite Realty Corp.	1,355	164,294
CTO Realty Growth, Inc.	1,308	69,089
DiamondRock Hospitality Co.*	13,130	127,098
Easterly Government Properties, Inc.	4,780	99,089
EastGroup Properties, Inc.	2,590	409,427
Franklin Street Properties Corp.	14,185	72,911
Getty Realty Corp.	5,173	161,036
Global Medical REIT, Inc.	134,160	1,931,904
Great Ajax Corp.	201,010	2,532,728
Healthcare Realty Trust, Inc.	2,820	85,559
Industrial Logistics Properties Trust	1,672	41,900
Kite Realty Group Trust	6,120	129,744
KKR Real Estate Finance Trust, Inc.	9,611	205,483
Lexington Realty Trust	12,112	149,947
LTC Properties, Inc.	1,083	42,432
Mack-Cali Realty Corp.	4,857	82,909
Medical Properties Trust, Inc.	5,867	124,204
New York Mortgage Trust, Inc.	183,589	829,822
NexPoint Residential Trust, Inc.	2,319	120,217
Office Properties Income Trust	5,407	158,047
One Liberty Properties, Inc.	1,957	50,001
PennyMac Mortgage Investment Trust	24,404	478,318
PS Business Parks, Inc.	1,242	192,460
Ready Capital Corp.	6,588	100,269
Redwood Trust, Inc.	77,920	867,250
Retail Opportunity Investments Corp.	28,261	504,741
Retail Properties of America, Inc.	11,959	144,106
Saul Centers, Inc.	4,226	187,846
SITE Centers Corp.	6,795	101,721
Tanger Factory Outlet Centers, Inc.	33,410	585,677
Uniti Group, Inc.	10,328	112,162
Universal Health Realty Income Trust	3,063	211,960
Urstadt Biddle Properties, Inc., Class A	4,563	83,412
Washington Real Estate Investment Trust	6,410	151,597
		14,884,078
Retail — 6.9%
Abercrombie & Fitch Co., Class A*	29,168	1,245,474
American Eagle Outfitters, Inc.	16,464	583,319
Asbury Automotive Group, Inc.*	2,463	488,388
Aspen Aerogels, Inc.*	60,246	1,221,789
At Home Group, Inc.*	24,100	904,714
Bed Bath & Beyond, Inc.*	7,502	209,981
Big Lots, Inc.	7,174	437,184
BJ's Restaurants, Inc.*	28,524	1,576,807
BJ's Wholesale Club Holdings, Inc.*	49,899	2,234,976
Bloomin' Brands, Inc.*	20,453	604,386
Boot Barn Holdings, Inc.*	45,949	3,510,044
Buckle, Inc., (The)	2,951	124,296
Build-A-Bear Workshop, Inc.*	166,600	2,543,982
Cannae Holdings, Inc.*	68,302	2,448,627
Casey's General Stores, Inc.	1,888	416,946
Designer Brands, Inc., Class A*	74,438	1,301,921
DineEquity, Inc.*	1,134	107,673
El Pollo Loco Holdings, Inc.*	9,027	152,195
FirstCash, Inc.	2,930	233,580
Five Below, Inc.*	3,696	680,507
Freshpet, Inc.*	3,276	579,262
GMS, Inc.*	16,779	768,310
Group 1 Automotive, Inc.	2,270	362,020
GrowGeneration Corp.*	59,956	2,662,646
Guess?, Inc.	12,246	359,665
Haverty Furniture Cos., Inc.	4,009	184,173
Hibbett Sports, Inc.*	1,413	119,766
J. Alexander's Holdings, Inc.*	44,156	530,314
Lithia Motors, Inc., Class A	382	134,460
MSC Industrial Direct Co., Inc., Class A	4,693	443,019
Murphy USA, Inc.	14,178	1,911,336
Ollie's Bargain Outlet Holdings, Inc.*	4,251	367,456
Papa John's International, Inc.	7,905	742,675
PetMed Express, Inc.	4,017	116,091
PriceSmart, Inc.	1,079	95,276
RH*	2,399	1,537,879
Shake Shack, Inc., Class A*	7,328	688,685
Shoe Carnival, Inc.	26,952	1,819,530
Signet Jewelers Ltd.*	5,100	308,958
Texas Roadhouse, Inc.	2,804	282,391
Vroom, Inc.*	4,313	190,678
Wingstop, Inc.	4,584	654,045
World Fuel Services Corp.	18,749	576,157
Zumiez, Inc.*	3,678	161,170
		36,622,751
Savings & Loans — 1.4%
Axos Financial, Inc.*	3,461	164,086
Banc of California, Inc.	5,748	100,647
Berkshire Hills Bancorp, Inc.	19,129	530,830
Brookline Bancorp, Inc.	4,158	70,104
Eagle Bancorp Montana, Inc.	73,010	1,825,980
FS Bancorp, Inc.	33,182	2,361,895
Northfield Bancorp, Inc.	4,651	78,741
Northwest Bancshares, Inc.	5,826	82,496
Pacific Premier Bancorp, Inc.	8,033	369,277
Provident Financial Services, Inc.	10,750	271,545
Riverview Bancorp, Inc.	239,710	1,646,808
		7,502,409
Semiconductors — 5.5%
Advanced Energy Industries, Inc.	2,466	251,557
Allegro MicroSystems, Inc.*	21,509	563,751
Amtech Systems, Inc.*	246,720	2,575,757
Axcelis Technologies, Inc.*	53,809	2,229,845
AXT, Inc.*	231,381	2,355,459
Brooks Automation, Inc.	9,340	953,521
Cirrus Logic, Inc.*	3,525	275,197
CMC Materials, Inc.	1,581	243,996
Cohu, Inc.*	23,451	872,846
FormFactor, Inc.*	46,922	1,654,000
Impinj, Inc.*	22,287	1,160,038
inTEST Corp.*	127,500	1,795,200
Kulicke & Soffa Industries, Inc.	6,419	333,146
Lattice Semiconductor Corp.*	12,356	655,733
MKS Instruments, Inc.	1,371	258,063
Monolithic Power Systems, Inc.	1,952	669,770
Onto Innovation, Inc.*	3,032	217,607
Photronics, Inc.*	189,185	2,561,565
Power Integrations, Inc.	13,344	1,096,743
Semtech Corp.*	14,125	889,875
Silicon Laboratories, Inc.*	4,397	600,454
SiTime Corp.*	18,937	1,862,075
SkyWater Technology, Inc.*	50,071	1,303,849
Ultra Clean Holdings, Inc.*	69,035	3,888,742
Veeco Instruments, Inc.*	3,472	82,703
		29,351,492
Software — 5.0%
8x8, Inc.*	4,085	96,202
Allscripts Healthcare Solutions, Inc.*	5,740	99,819
Asure Software, Inc.*	277,042	2,341,005
Avaya Holdings Corp.*	148,724	4,265,404
Blackbaud, Inc.*	799	56,481
Blackline, Inc.*	5,546	576,618
BM Technologies, Inc.*	2,075	26,664
Bottomline Technologies de, Inc.*	2,442	91,282
Cardlytics, Inc.*	15,510	1,652,590
CDK Global, Inc.	31,115	1,628,559
Cogent Communications Holdings, Inc.	1,297	98,053
Computer Programs & Systems, Inc.	28,349	917,657
Concentrix Corp.*	830	126,758
CSG Systems International, Inc.	2,981	131,283
Digital Turbine, Inc.*	8,331	551,262
Docebo, Inc.*	29,960	1,552,527
DoubleVerify Holdings, Inc.*	7,728	285,086
Ebix, Inc.	5,151	141,137
Everbridge, Inc.*	4,536	532,980
Five9, Inc.*	2,950	522,445
Intelligent Systems Corp.*	8,201	267,927
Jamf Holding Corp.*	7,704	267,175
LivePerson, Inc.*	19,173	1,053,556
ManTech International Corp., Class A	2,301	200,210
Motorsport Games, Inc., Class A*	19,675	319,522
Pagerduty, Inc.*	12,735	517,678
Phreesia, Inc.*	19,706	975,447
Progress Software Corp.	5,306	236,488
PROS Holdings, Inc.*	14,475	642,256
PubMatic, Inc., Class A*	29,522	872,965
Schrodinger, Inc.*	4,727	331,741
Smith Micro Software, Inc.*	438,990	2,366,156
Sprout Social, Inc., Class A*	9,381	651,229
Take-Two Interactive Software, Inc.*	3,504	650,202
Workiva, Inc.*	3,844	364,796
Yext, Inc.*	38,387	555,460
Zovio, Inc.*	220,653	518,535
		26,485,155
Telecommunications — 2.8%
ATN International, Inc.	2,688	127,062
Aviat Networks, Inc.*	40,589	1,500,169
Calix, Inc.*	79,676	3,530,444
Cambium Networks Corp.*	48,687	2,809,727
Cincinnati Bell, Inc.*	2,642	40,687
Clearfield, Inc.*	20,059	758,631
Consolidated Communications Holdings, Inc.*	10,868	101,725
IDT Corp., Class B*	3,111	89,783
Iridium Communications, Inc.*	9,628	367,886
Liberty Latin America Ltd., Class C*	92,028	1,323,363
NetGear, Inc.*	2,616	101,710
One Stop Systems, Inc.*	127,878	741,692
ORBCOMM, Inc.*	94,758	1,060,342
Plantronics, Inc.*	3,217	105,518
Shenandoah Telecommunications Co.	2,153	107,413
Sierra Wireless, Inc.*	63,429	986,955
Viavi Solutions, Inc.*	23,640	414,409
Vonage Holdings Corp.*	58,744	809,492
		14,977,008
Textiles — 0.4%
UniFirst Corp.	9,125	2,022,830
Toys/Games/Hobbies — 0.2%
Funko, Inc., Class A*	46,459	1,219,549
Transportation — 2.6%
Air Transport Services Group, Inc.*	119,680	2,972,851
ArcBest Corp.	7,779	605,518
CryoPort, Inc.*	45,471	2,542,738
Diamond S Shipping, Inc.*	138,120	1,476,503
Echo Global Logistics, Inc.*	6,531	223,099
Knight-Swift Transportation Holdings, Inc., Class A	1,873	89,398
Marten Transport Ltd.	46,243	788,906
PAM Transportation Services, Inc.*	27,549	1,598,944
Saia, Inc.*	6,545	1,506,397
Star Bulk Carriers Corp.	88,976	1,735,922
		13,540,276
Water — 0.1%
American States Water Co.	1,758	139,533
California Water Service Group	1,969	111,918
York Water Co., (The)	989	49,776
		301,227
TOTAL COMMON STOCKS
(Cost $320,949,833)		511,183,373
SHORT-TERM INVESTMENTS - 3.7%
U.S. Bank Money Market Deposit Account, 0.01%(a)	19,526,449	19,526,449
TOTAL SHORT-TERM INVESTMENTS
(Cost $19,526,449)		19,526,449
TOTAL INVESTMENTS - 100.2%
(Cost $340,476,282)		530,709,822
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%		(952,987)
NET ASSETS - 100.0%		$529,756,835

*	Non-income producing security
(a)	The rate shown is as of May 31, 2021.
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SP ADR	Sponsored ADR

The accompanying notes are an integral part of the financial statements.

ADARA SMALLER COMPANIES FUND
NOTES TO PORTFOLIO OF INVESTMENTS
MAY 31, 2021 (UNAUDITED)

PORTFOLIO VALUATION – The Fund's net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in Exchange-Traded Funds ("ETFs") are valued at their last reported sale price. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.

• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Prices are determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2021, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
ADARA SMALLER COMPANIES FUND
Common Stocks	$511,183,373	$511,183,373	$-	$-
Short-Term Investments	19,526,449	19,526,449	–	–
Total Investments*	$530,709,822	$530,709,822	$-	$-

* Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2021, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.